Unaudited Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Statement of Financial Position [Abstract]
Accounts payable variable interest entities	¥ 11,696	¥ 15,881
Bank loans variable interest entities		6,000
Deferred revenue variable interest entities	167,402	213,006
Salary and welfare payable variable interest entities	18,857	26,075
Financial liabilities from contracts with customers variable interest entities	267,796	337,932
Accrued expenses and other payables variable interest entities	44,172	7,733
Income taxes payable variable interest entities	796	195
Amounts due to related parties variable interest entities	670,236	685,287
Current operating lease liabilities variable interest entities	21,307	35,817
Deferred revenue variable interest entities	30,852	35,546
Deferred tax liabilities variable interest entities	99	4,433
Operating lease liabilities variable interest entities	30,000	59,824
Non-current tax payable variable interest entities	¥ 29,885	¥ 34,137
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.003
Ordinary shares, authorized (in Shares) | shares	16,666,667	16,666,667
Ordinary shares, issued (in Shares) | shares	11,404,332	11,371,444
Ordinary shares, outstanding (in Shares) | shares	11,404,332	11,371,444